Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2022-2

Collection Period	07/01/23-07/31/23
Determination Date	8/9/2023
Distribution Date	8/15/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$832,362,476.88
2.	Collections allocable to Principal		$25,178,339.65
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,218,411.50
5.	Pool Balance on the close of the last day of the related Collection Period		$804,965,725.73
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		47,125
7.	Initial Pool Balance		$1,432,225,072.49
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$106,392,385.62	$83,360,491.27
	c. Class A-2b Floating Rate Note Balance	$20,162,802.06	$15,797,945.26
	d. Class A-3 Note Balance	$470,750,000.00	$470,750,000.00
	e. Class A-4 Note Balance	$129,000,000.00	$129,000,000.00
	f. Class B Note Balance	$22,300,000.00	$22,300,000.00
	g. Class C Note Balance	$32,200,000.00	$32,200,000.00
	h. Class D Note Balance	$17,900,000.00	$17,900,000.00
	i. Note Balance (sum a - h)	$798,705,187.68	$771,308,436.53
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2688374	0.2106393
	c. Class A-2b Floating Rate Note Pool Factor	0.2688374	0.2106393
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5710748	0.5514861
10.	Overcollateralization Target Amount		$33,657,289.20
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$33,657,289.20
12.	Weighted Average Coupon		7.81%
13.	Weighted Average Original Term	months	66.81
14.	Weighted Average Remaining Term	months	47.29
15.	30 day Average SOFR for the accrual period ending 8/14/2023		5.06794%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2023		5.66794%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,303,326.07
	b. Liquidation Proceeds allocable to Finance Charge		$2,260.63
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,305,586.70
18.	Principal:
	a. Collections allocable to Principal		$25,178,339.65
	b. Liquidation Proceeds allocable to Principal		$1,091,911.49
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$26,270,251.14
19.	Total Finance Charge and Principal Collections (17d + 18d)		$31,575,837.84
20.	Interest Income from Collection Account		$121,854.03
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$31,697,691.87

Available Funds
23.	Available Collections	$31,697,691.87
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$31,697,691.87
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$693,635.40
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$693,635.40
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$249,135.50
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$249,135.50
	i. Class A-2b Monthly Interest	$92,060.14
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$92,060.14
	m. Class A-3 Monthly Interest	$1,369,097.92
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,369,097.92
	q. Class A-4 Monthly Interest	$389,150.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$389,150.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$72,660.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$72,660.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$114,310.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$114,310.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$70,854.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$70,854.17

36.	Quaternary Principal Distributable Amount	$—
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$3,050,903.96
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$27,396,751.15
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,305,586.70
	b. Total Daily Deposits of Principal Collections	$26,270,251.14
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$121,854.03
	e. Total Deposits to Collection Account (sum a - d)	$31,697,691.87
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$693,635.40
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,754,019.71
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,250,036.76
	f. Total Withdrawals from Collection Account (sum a - e)	$31,697,691.87
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$249,135.50
	c. Class A-2b Interest Distribution	$92,060.14
	d. Class A-3 Interest Distribution	$1,369,097.92
	e. Class A-4 Interest Distribution	$389,150.00
	f. Class B Interest Distribution	$72,660.83
	g. Class C Interest Distribution	$114,310.00
	h. Class D Interest Distribution	$70,854.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$23,031,894.35
	k. Class A-2b Principal Distribution	$4,364,856.80
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$29,754,019.71
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$23,281,029.85
	c. Class A-2b Distribution	$4,456,916.94
	d. Class A-3 Distribution	$1,369,097.92
	e. Class A-4 Distribution	$389,150.00
	f. Class B Distribution	$72,660.83
	g. Class C Distribution	$114,310.00
	h. Class D Distribution	$70,854.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$29,754,019.71

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,250,036.76
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,250,036.76
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$7,161,125.36
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$7,161,125.36
51.	Investment Earnings	$30,770.78
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$7,191,896.14
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$30,770.78
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$7,161,125.36
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$693,635.40
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$29,754,019.71
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,250,036.76
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$30,770.78
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$23,281,029.85
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,456,916.94
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,369,097.92
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$389,150.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$72,660.83
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$114,310.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$70,854.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,250,036.76

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,229	$23,974,355.70
	b. 61 to 90 days past due	736	$14,882,184.18
	c. 91 to 120 days past due	166	$3,445,954.80
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	2,131	$42,302,494.68
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.2552%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	111	$2,218,411.50
77.	Recoveries	168	$1,094,172.12
78.	Net Losses (Ln 76 - Ln 77)		$1,124,239.38
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1351%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,277	$26,227,329.10
81.	Recoveries	935	$9,459,815.59
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$16,767,513.51
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.1707%
84.	Average Net Loss on Defaulted Receivables		$13,130.39

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$8,296,794.83
86.	Pool Balance on the close of the last day of the preceding Collection Period		$832,362,476.88
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.00%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2023.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer